Vessel Operating Expenses	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
Vessel Operating Expenses

13. Vessel Operating Expenses

Vessel operating expenses are comprised of the following:
	Year Ended
	December 31,
	2011	2012	2013
Crew wages and related costs	$13,196	$17,202	$22,015
Insurance	2,260	2,828	3,477
Repairs, maintenance and drydocking costs	2,108	2,493	3,240
Spares, stores and provisions	4,055	6,939	7,533
Lubricants	3,059	3,296	2,787
Taxes	212	303	669
Miscellaneous	1,176	1,479	2,243
Total	$26,066	$34,540	$41,964